Investment in an associate - Subsequent accounting (Details) - EUR (€) € in Thousands		6 Months Ended
	Mar. 10, 2021	Jun. 30, 2021
Investment in an associate
Initial recognition		€ 8,502
Zenlabs
Investment in an associate
Initial recognition	€ 8,409	8,502
Share of income/(loss) of an associate		(201)
June 30, 2021		€ 8,301